Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	109 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
First Sentier Global Listed Infrastructure Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Sentier Global Listed Infrastructure Fund
Average Annual Return, Percent	18.91%	7.69%		7.36%
First Sentier American Listed Infrastructure Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Sentier American Listed Infrastructure Fund
Average Annual Return, Percent	15.16%	8.95%	10.26%
S&P Global 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 (TR)
Average Annual Return, Percent	21.03%	11.00%		12.17%
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 (TR)
Average Annual Return, Percent	17.80%	12.06%	12.90%
FTSE Global Core Infrastructure 50/50 Net Tax Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index (TR)
Average Annual Return, Percent	17.98%	7.77%		7.66%
FTSE USA Core Infrastructure Capped Index, Net (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Core Infrastructure Capped Index, Net (TR)
Average Annual Return, Percent	12.34%	7.65%	8.90%